Organization and Nature of the Business (Tables) (Predecessor) (Ziegler Healthcare Real Estate Funds)	12 Months Ended
Dec. 31, 2012
Ziegler Healthcare Real Estate Funds
Private capital commitments
Schedule of private capital commitments

Fund	Total Commitments
I	$15,100,000
II	17,800,000
III	9,050,000
IV	5,616,000

Total	$47,566,000